Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,154,106
Total Fee Amount	573.68
Total Offset Amount	0
Net Fee	$ 573.68
Offset Table N/A	N/A